Convertible Notes: (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Nov. 27, 2012
Estimated fair value of modified notes		$ 19,302,688
Restructuring costs allocated to modified notes	(657,770)
Modified Notes	18,983,454	18,644,918
Accretion of modified notes	338,536
Old Notes	1,042,000	1,042,000
Total carrying value of convertible notes	$ 20,025,454